GOODWILL (Tables)	12 Months Ended
Dec. 31, 2021
GOODWILL [Abstract]
Schedule of Goodwill
	December 31,
	2021	2020

Goodwill *)	$105,647	$105,647
Accumulated impairment losses	(62,179)	(62,179)

	$43,468	$43,468

*)	The carrying amount of the goodwill is associated with the Mobility Solutions segment.